RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Leasing payable (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Leasing payable
Lease payable	R$ 804,269
Leasing payable
Current lease liabilities	202,536
Non-current lease liabilities	601,733
Financial expense for the year ended on December 31, 2019	R$ 83,620
Minimum
Leasing payable
Discount rate	5.10%
Maximum
Leasing payable
Discount rate	10.80%
Next 12 months
Leasing payable
Lease payable	R$ 202,536
Year Two
Leasing payable
Lease payable	172,870
Year Three
Leasing payable
Lease payable	121,379
Year Four
Leasing payable
Lease payable	85,878
Year Five
Leasing payable
Lease payable	58,866
More than 5 years
Leasing payable
Lease payable	R$ 162,740